COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Inventories	$ 67,090	$ 266,428
Gross carrying amount
Inventories
Electronics	$ 67,090	271,602
Obsolescence Reserve
Inventories
Inventories		$ (5,174)